Investments in associates - Main Associates (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investments in associates		$ 2,355	$ 5,336	$ 9,929
Aeropuertos Ecologicos de Galapagos S.A.
Disclosure of associates [line items]
Main activity	[1]	Airport Operation	Airport Operation
Country of incorporation	[1]	Ecuador	Ecuador
Percentage of ownership	[1]	99.90%	99.90%
Investments in associates	[1]	$ 1,000	$ 1,000
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Main activity		Airport Operation	Airport Operation
Country of incorporation		Perú	Perú
Percentage of ownership		47.90%	47.68%
Investments in associates		$ 0	$ 0
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Main activity		Airport Operation	Airport Operation
Country of incorporation		Perú	Perú
Percentage of ownership		0.00%	50.00%
Investments in associates		$ 0	$ 3,081
Others
Disclosure of associates [line items]
Percentage of ownership		0.00%	0.00%
Investments in associates		$ 1,355	$ 1,255

[1]	Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.